Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000215611 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000215611 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000215610 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000215610 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.40%